Summary of Significant Accounting Policies - Schedule of Intangible Assets of Estimated Useful Life (Details)	12 Months Ended
Dec. 29, 2024
Trademarks [Member]
Schedule of Intangible Assets of Estimated Useful Life [Line Items]
Intangible assets estimated useful life	10 years
Developed technology [Member]
Schedule of Intangible Assets of Estimated Useful Life [Line Items]
Intangible assets estimated useful life	3 years